Working Capital Loans (Details Narrative) - USD ($)																							1 Months Ended	12 Months Ended
	Jun. 24, 2015	Apr. 13, 2015	Sep. 30, 2014	Sep. 30, 2014	Sep. 08, 2014	Jul. 28, 2014	Jul. 14, 2014	May. 01, 2014	Apr. 22, 2014	Apr. 02, 2014	Mar. 31, 2014	Mar. 27, 2014	Mar. 10, 2014	Feb. 26, 2014	Feb. 11, 2014	Jan. 29, 2014	Dec. 16, 2013	Nov. 06, 2013	Oct. 15, 2013	Sep. 06, 2013	May. 01, 2013	Mar. 19, 2013	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Due for subscription receivable																										$ 252,285
Effective interest rate																								0.437	0.356
Dr. L. Prasad [Member]
Proceeds from secured debt		$ 200,000							$ 30,000	$ 25,000		$ 25,000		$ 85,000
Repayment of secured debt	$ 230,000		$ 115,000					$ 139,500
Debt instruments principal amount	200,000		100,000	$ 100,000				115,000						$ 245,000
Interest expenses	30,000		15,000					$ 24,500
Domenic Tacca [Member]
Proceeds from secured debt		100,000				$ 100,000
Repayment of secured debt	115,000			115,000
Debt instruments principal amount	100,000		$ 100,000	100,000
Interest expenses	15,000			$ 15,000
CT Super [Member]
Proceeds from secured debt		$ 100,000
Repayment of secured debt	115,000
Debt instruments principal amount	100,000
Interest expenses	$ 15,000
Clem Tacca [Member]
Proceeds from secured debt																				$ 180,000		$ 220,000
Repayment of secured debt											$ 62,000						$ 50,000	$ 90,000				264,000
Debt instruments principal amount											180,000											220,000
Interest expenses											$ 22,000											$ 44,000
Domenic Tacca Pty Ltd [Member]
Proceeds from secured debt																			$ 100,000
Repayment of secured debt																					$ 132,500
Debt instruments principal amount																					100,000
Interest expenses																					$ 32,500
Willoughby Family Trust [Member]
Proceeds from secured debt							$ 90,000						$ 65,000		$ 140,000	$ 60,000
Repayment of secured debt					$ 90,000																		$ 110,000
Debt instruments principal amount																							265,000
Interest expenses							$ 9,000																45,000
Due for subscription receivable					$ 90,000																		$ 200,000